Business Segment Data - Summary of Selected Business Segment Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash distributions from MEMP	$ 6,144,000	$ 26,006,000	$ 19,263,000
Other, Adjustments & Eliminations [Member]
Segment Reporting Information [Line Items]
Impairment charges	46,000,000	49,900,000
Other, Adjustments & Eliminations [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Cash distributions from MEMP	$ 6,100,000	$ 26,000,000	$ 19,300,000